Note 21 - Non-current assets and disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2020
Non-current assets and disposal groups classified as held for sale Abstract
Non-Current Assets and Disposal Groups Classified as Held for Sale. Breakdowm By Items

21. Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale

The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “liabilities included in disposal groups classified as held for sale” in the accompanying consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2020	2019	2018
Foreclosures and recoveries (*)	1.398	1.647	2.210
Assets from tangible assets	480	310	433
Companies held for sale (**)	84.792	1.716	29
Accrued amortization (***)	(89)	(51)	(44)
Impairment losses	(594)	(543)	(628)
Total non-current assets and disposal groups classified as held for sale	85.987	3.079	2.001
Companies held for sale (**)	75.446	1.554	-
Total liabilities included in disposal groups classified as held for sale	75.446	1.554	-

(*) 2018 figures correspond mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

(**) 2020 figures correspond mainly to the sale of BBVA´s stake in BBVA USA (see Note 3). 2019 figures correspond mainly to the BBVA´s stake in BBVA Paraguay (see Note 3).

(***) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".

Assets and liabilities from discontinued operations

As mentioned in Note 3, in 2020 the agreement for the sale of the BBVA subsidiary in the United States was announced. The assets and liabilities corresponding to the companies for sale were reclassified to the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” of the consolidated balance sheet as of December 31, 2020; and the earnings of these companies for the years ended December 31, 2020, 2019 and 2018 were classified under the heading "Profit (loss) after tax from discontinued operations" of the accompanying consolidated income statements (see Note 1.3).

The condensed consolidated balance sheets, condensed consolidated income statements and condensed consolidated statements of cash flow of the companies for sale in the United States subsidiary for the years 2020, 2019 and 2018 are provided below:

Condensed balance sheets of companies held for sale in the United States subsidiary as of December 31, 2020, 2019 and 2018

CONDENSED ASSETS (Millions of Euros)
	2020	2019	2018
Cash, cash balances at central banks and other demand deposits	11.368	5.678	2.326
Financial assets held for trading	821	513	228
Non-trading financial assets mandatorily at fair value through profit or loss	13	18	18
Financial assets at fair value through other comprehensive income	4.974	6.834	10.030
Financial assets at amortized cost	61.558	62.860	59.302
Derivatives - hedge accounting	9	10	23
Tangible assets	799	900	665
Intangible assets	1.949	4.183	5.438
Tax assets	360	263	446
Other assets	1.390	1.463	1.401
Non-current assets and disposal groups classified as held for sale	16	31	30
TOTAL ASSETS	83.257	82.751	79.908

CONDENSED LIABILITIES (Millions of Euros)
	2020	2019	2018
Financial liabilities held for trading	98	94	114
Financial liabilities at amortized cost	73.132	70.438	66.635
Derivatives - hedge accounting	2	11	21
Provisions	157	186	172
Tax liabilities	201	87	249
Other liabilities	492	464	497
TOTAL LIABILITIES	74.082	71.279	67.688

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Millions of Euros)
	2020	2019	2018
Actuarial gains (losses) on defined benefit pension plans	(66)	(80)	(69)
Hedge of net investments in foreign operations (effective portion)	(432)	(432)	(432)
Foreign currency translation	801	1.576	1.337
Hedging derivatives. Cash flow hedges (effective portion)	250	81	5
Fair value changes of debt instruments measured at fair value through other comprehensive income	70	(11)	(130)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	622	1.134	710

Condensed income statements of companies held for sale in the United States subsidiary for the years ended December 31, 2020, 2019 and 2018

CONDENSED INCOME STATEMENTS (Millions of Euros)
	2020	2019	2018
Interest and other income	2.638	3.221	2.797
Interest expense	(429)	(887)	(570)
NET INTEREST INCOME	2.209	2.335	2.227
Dividend income	4	10	13
Fee and commission income	677	736	670
Fee and commission expense	(183)	(205)	(194)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	19	54	25
Gains (losses) on financial assets and liabilities held for trading, net	90	30	66
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	8	-	-
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	5	3	3
Gains (losses) from hedge accounting, net	4	4	3
Exchange differences, net	19	5	(22)
Other operating income	19	32	20
Other operating expense	(63)	(64)	(79)
GROSS INCOME	2.808	2.941	2.731
Administration costs	(1.462)	(1.534)	(1.474)
Depreciation and amortization	(205)	(214)	(174)
Provisions or reversal of provisions	2	(3)	22
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(729)	(521)	(221)
NET OPERATING INCOME	413	670	884
Impairment or reversal of impairment on non-financial assets	(2.084)	(1.318)	(1)
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(3)	2	(2)
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	2	(2)	-
PROFIT (LOSS) BEFORE TAX FROM CONTINUING OPERATIONS	(1.671)	(648)	881
Tax expense or income related to profit or loss from continuing operations	(57)	(110)	(177)
PROFIT (LOSS) AFTER TAX FROM CONTINUING OPERATIONS	(1.729)	(758)	704
PROFIT (LOSS) FOR THE PERIOD	(1.729)	(758)	704
ATTRIBUTABLE TO OWNERS OF THE PARENT	(1.729)	(758)	704

Condensed statements of cash flows of companies held for sale in the United States subsidiary for the years ended December 31, 2020, 2019 and 2018

CONDENSED STATEMENTS OF CASH FLOWS (Millions of Euros)
	2020	2019	2018
A) CASH FLOWS FROM OPERATING ACTIVITIES	6.874	3.888	(228)
B) CASH FLOWS FROM INVESTING ACTIVITIES	(145)	(133)	(123)
C) CASH FLOWS FROM FINANCING ACTIVITIES	(65)	(468)	(256)
D) EFFECT OF EXCHANGE RATE CHANGES	(974)	65	84
(INCREASE/DECREASE) NET CASH AND CASH EQUIVALENTS (A+B+C+D)	5.690	3.352	(522)

Non-current assets and disposal groups classified as held for sale

The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2020, 2019 and 2018 are as follows:

Non-current assets and disposal groups classified as held for sale. Changes in the year 2020 (Millions of Euros)
	Notes	Foreclosed assets	Property, Plant and Equipment (*)	Companies held for sale (**)	Total
Cost (1)
Balance at the beginning		1.648	258	1.716	3.622
Additions		285	-	83.266	83.551
Retirements (sales and other decreases)		(288)	(45)	(190)	(523)
Transfers, other movements and exchange differences (**)		(228)	180	-	(48)
Disposals by companies held for sale		(19)	(2)	-	(21)
Balance at the end		1.398	391	84.792	86.581

Impairment (2)
Balance at the beginning		411	132	-	543
Additions	50	74	29	-	103
Retirements (sales and other decreases)		(56)	(13)	-	(69)
Other movements and exchange differences		(42)	60	-	18
Disposals by companies held for sale		(1)	-	-	(1)
Balance at the end		386	208	-	594
Balance at the end of net carrying value (1)-(2)		1.012	183	84.792	85.987

(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”

(** ) The variation corresponds mainly to the agreement for the sale of BBVA USA (see Note 3).

Non-current assets and disposal groups classified as held for sale. Changes in the year 2019 (Millions of Euros)
	Notes	Foreclosed assets	Property, Plant and Equipment (*)	Companies held for sale (**)	Total
Cost (1)
Balance at the beginning		2.211	389	29	2.629
Additions		665	10	1.676	2.351
Contributions from merger transactions		2	-	-	2
Retirements (sales and other decreases)		(1.023)	(206)	-	(1.229)
Transfers, other movements and exchange differences (**)		(207)	65	11	(131)
Balance at the end		1.648	258	1.716	3.622

Impairment (2)
Balance at the beginning		504	124	-	628
Additions	50	67	5	-	72
Additions transfer to discontinued operations		5	-	-	5
Retirements (sales and other decreases)		(164)	(22)	-	(186)
Other movements and exchange differences		(1)	25	-	24
Balance at the end		411	132	-	543
Balance at the end of net carrying value (1)-(2)		1.237	126	1.716	3.079

(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”

(** ) The variation corresponds mainly to the BBVA’s stake in BBVA Paraguay (see Note 3).

Non-current assets and disposal groups classified as held for sale. Changes in the year 2018 (Millions of Euros)
	Notes	Foreclosed assets	From own use assets (*)	Companies held for sale (**)	Total
Cost (1)
Balance at the beginning		6.207	371	18.623	25.201
Additions		692	4	-	696
Retirements (sales and other decreases)		(4.489)	(227)	(18.594)	(23.310)
Transfers, other movements and exchange differences (**)		(199)	241	-	42
Balance at the end		2.211	389	29	2.629

Impairment (2)
Balance at the beginning		1.154	194	-	1.348
Additions	50	204	2	-	206
Additions transfer to discontinued operations		2	-	-	2
Retirements (sales and other decreases)		(830)	(101)	-	(931)
Other movements and exchange differences		(26)	29	-	3
Balance at the end		504	124	-	628
Balance at the end of net carrying value (1)-(2)		1.707	265	29	2.001

(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”

(** ) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

As indicated in Note 2.2.4, “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” are valued at the lower amount between its fair value less costs to sell and its carrying amount. As of December 31, 2020, 2019 and 2018 practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis coincides with their fair value.

Assets from foreclosures or recoveries

As of December 31, 2020, 2019 and 2018, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €747, €871 and €1,072 million in assets for residential use; €215, €259 and €182 million in assets for tertiary use (industrial, commercial or office) and €21, €28 and €19 million in assets for agricultural use, respectively.

In December 31, 2020, 2019 and 2018, the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.

During the years 2020, 2019 and 2018, some of the sale transactions for these assets were financed by Group companies. The amount of loans granted to the buyers of these assets in those years amounted to €78, €79 and €82 million, respectively; with an average financing of 28.3% of the sales price during 2020.

As of December 31, 2020, 2019 and 2018, the amount of the profits arising from the sale of assets financed by Group companies that are not recognized in the consolidated income statement amounted to €1 million.